Information on remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Information on remuneration [Abstract]
Remuneration costs of the Executive Committee	In 2025, the total remuneration costs relating to the Executive Committee (consisting of 14 members throughout the year, including the members of the Board of Management) amounted to EUR 42 million
(2024: EUR 32 million; 2023: EUR 33 million) and consisted of the elements in the following table.
Philips Group
Remuneration costs of the Executive Committee [1] in EUR

	2025	2024	2023
Base salary/Base compensation	9,734,874	9,362,765	8,729,458
Annual incentive ²	8,639,381	5,292,388	11,405,130
Performance shares ³	21,180,588	12,673,614	7,272,815
Stock options	42,805	90,503	13,358
Restricted share rights ³	266,414	999,374	1,907,511
Pension allowances ⁴	1,246,863	1,197,695	1,346,937
Pension scheme costs	226,177	269,092	260,554
Other compensation ⁵	1,050,399	2,136,668	1,900,224
Total	42,387,499	32,022,099	32,835,987
[1]The Executive Committee consisted of 14 members as per December 31, 2025 (2024: 13 members; 2023: 13 members)
[2]The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.
[3]Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date
[4]Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement
[5]The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.

Shares held by Board members	Philips Group
Shares held by Board members 1 2 in number of shares

	December 31, 2025	December 31, 2024
R.W.O. Jakobs	147,397	134,298
M.J. van Ginneken	147,126	137,753
P.A. Stoffels	19,143	18,366
S.J. Poonen	11,899	3,240
I.K. Nooyi	3,489	3,348
D. Pyott	Retired	20,526
S.K. Chua	2,251	2,160
F. Sijbesma	25,854	25,854
A.M. Harrison	1,688	1,620
P. Löscher	23,345	22,398
[1]Reference date for board membership is December 31, 2025
[2]The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.